SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cash and Cash Equivalents and Restricted Cash) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents		$ 126,800
Restricted cash	$ 4,797	7,331	$ 9,557	$ 9,141	$ 9,098
Restricted cash, held by lenders in lockbox accounts
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2,100	3,100		3,400
Restricted cash, held by lenders in escrow
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 2,700	$ 4,200		$ 5,700